Document and Entity Information	Sep. 23, 2026
Cover [Abstract]
Entity Registrant Name	Jazz Pharmaceuticals plc
Amendment Flag	false
Entity Central Index Key	0001232524
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Incorporation State Country Code	L2
Entity File Number	001-33500
Entity Tax Identification Number	98-1032470
Entity Address, Address Line One	Fifth Floor
Entity Address, Address Line Two	Waterloo Exchange
Entity Address, Address Line Three	Waterloo Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 E5W7
City Area Code	011-353-1
Country Region	353
Local Phone Number	634-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	JAZZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false